Related Party Transactions - Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 111,186		¥ 143,958		$ 17,040
MOLBASE (Shanghai) Biotechnology Co., Ltd.
Related Party Transaction [Line Items]
Services provided			9,968
Purchase of goods or services	4,012	$ 615	30,891
Repayment of consideration			104,190
Guarantee provided on loans for	50,571	7,750	50,505	$ 7,255
Loans from	3,940				604
Amounts due to related parties	4,495		60,533		689
Henan Zhongxing MOLBASE Data Service Co., Ltd
Related Party Transaction [Line Items]
Services provided	347	53
ShaanXi Molbase Logistic Management Co., Ltd
Related Party Transaction [Line Items]
Purchase of goods or services	726	$ 111	999
Amounts due to related parties	1,173		794		180
MOLBASE (HK) Limited
Related Party Transaction [Line Items]
Loans from	18,832		74,607		2,886	¥ 20,875
Amounts due to related parties	87,782		77,520		13,453
MOLBASE Inc
Related Party Transaction [Line Items]
Loans from	135		14,274		21
Amounts due to related parties	¥ 17,076		¥ 5,905		$ 2,617